UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750

Signature, Place and Date of Signing:

/s/ Richard E. Carlson           Hockessin, DE               November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $58,353
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Form 13f Data Table
Brandywine Trust Company
September 30, 2004

                                                Value       Shares or             Invstmt  Other      Voting Authority
Issuer Name               Class     CUSIP       (x $1,000)  Prin Amount  SH/Prin  Dscrton  Mangrs  Sole     Shared  Other
ABBOTT LABS               Common    00282410 0     2,171       51,250      SH        Sole   None    51,250
AMGEN INC                 Common    03116210 0       537        9,459      SH        Sole   None     9,459
BP PLC                    SPON ADR  05562210 4       461        8,012      SH        Sole   None     8,012
CAMPBELL SOUP CO          Common    13442910 9     5,077      193,128      SH        Sole   None   193,128
CHEVRONTEXACO CORP        Common    16676410 0     1,444       26,924      SH        Sole   None    26,924
CISCO SYSTEMS INC         Common    17275R10 2       261       14,401      SH        Sole   None    14,401
COCA COLA COMPANY         Common    19121610 0       988       24,657      SH        Sole   None    24,657
COMCAST CORP NEW          CL A      20030N10 1     1,696       60,054      SH        Sole   None    60,054
CONOCOPHILLIPS            Common    20825C10 4       931       11,242      SH        Sole   None    11,242
EPIX MED INC              Common    26881Q10 1       850       44,000      SH        Sole   None    44,000
EXXON MOBIL CORP          Common    30231G10 2    11,299      233,794      SH        Sole   None   233,794
GENERAL ELEC CO           Common    36960410 3     4,514      134,430      SH        Sole   None   134,430
IMCLONE SYS INC           Common    45245W10 9       529       10,000      SH        Sole   None    10,000
J P MORGAN CHASE & CO     Common    46625H10 0     2,282       57,435      SH        Sole   None    57,435
MAXIM INTEGRATED          Common    57772K10 1       902       21,328      SH        Sole   None    21,328
MERCK & CO INC            Common    58933110 7     1,224       37,101      SH        Sole   None    37,101
MICROSEMI CORP            Common    59513710 0       268       19,015      SH        Sole   None    19,015
MONSANTO CO (NEW)         Common    61166W10 1     1,267       34,782      SH        Sole   None    34,782
NORTEL NETWORKS CORP NEW  Common    65656810 2        68       19,979      SH        Sole   None    19,979
ORACLE CORP               Common    68389X10 5       936       82,991      SH        Sole   None    82,991
PFIZER INC                Common    71708110 3    10,910      356,549      SH        Sole   None   356,549
PORTAL SOFTWARE INC       Common    73612610 3       177       26,228      SH        Sole   None    26,228
SUN MICROSYSTEMS          Common    86681010 4       132       32,770      SH        Sole   None    32,770
WELLS FARGO AND COMPANY   Common    94974610 1     9,429      158,128      SH        Sole   None   158,128

No. of Issuers = 24                               58,353

01864.0005 #525079